SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit losses
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 6,631	$ 15,982	$ 6,506
Charged (credited) to costs and expenses	(3,465)	(9,158)	9,441
(Deductions) Adjustments	(484)	(193)	35
Balance at end of period	2,682	6,631	15,982
Tax valuation allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	190,334	189,253	193,788
Charged (credited) to costs and expenses	1,394	1,273	4,334
Credited to other accounts	(1,530)	(192)	(8,869)
Balance at end of period	$ 190,198	$ 190,334	$ 189,253